T. ROWE PRICE RETIREMENT INCOME 2020 FUND
September 30, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
PORTFOLIO OF INVESTMENTS(1)	12/31/19	Cost	Cost	Shares	9/30/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 54.8%
T. Rowe Price Funds:
Equity Index 500 Fund	12,634	7,846	12,506	92,514	8,258
Growth Stock Fund	3,730	3,069	568	81,230	7,309
Value Fund	3,527	4,273	731	197,103	6,991
International Stock Fund	3,338	995	741	196,374	3,651
Overseas Stock Fund	3,496	1,007	842	336,335	3,545
International Value Equity Fund	3,133	1,626	967	291,917	3,518
Emerging Markets Stock Fund	2,127	692	650	47,285	2,200
Mid-Cap Growth Fund	1,815	482	291	21,243	2,160
Mid-Cap Value Fund	1,630	527	277	70,145	1,797
New Horizons Fund(2)	1,155	299	590	14,903	1,206
Small-Cap Stock Fund(2)	1,110	300	260	22,402	1,181
Small-Cap Value Fund	1,031	336	170	26,211	1,107
Real Assets Fund	857	380	164	96,827	1,053
U. S. Large-Cap Core Fund	—	378	15	14,461	401
Emerging Markets Discovery Stock
Fund	—	190	5	15,799	183
Total Equity Mutual Funds (Cost $39,982)					44,560

BOND MUTUAL FUNDS 42.3%
T. Rowe Price Funds:
New Income Fund	10,069	5,419	2,987	1,286,559	12,750
Limited Duration Inflation Focused
Bond Fund	5,740	3,671	2,442	1,392,697	7,214
International Bond Fund (USD
Hedged)	3,392	1,777	1,050	412,808	4,223
Emerging Markets Bond Fund	2,504	1,006	618	257,136	2,787
High Yield Fund	1,915	1,208	319	430,098	2,740
Dynamic Global Bond Fund	2,273	1,154	883	276,199	2,679
U. S. Treasury Long-Term Fund	1,781	603	1,456	67,716	1,038
Floating Rate Fund	597	490	123	101,183	940
Total Bond Mutual Funds (Cost $33,353)					34,371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT INCOME 2020 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	12/31/19	Cost	Cost	Shares	9/30/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.20% (3)	193	7,870	5,679	2,383,890	2,384
Total Short-Term Investments (Cost $2,384)					2,384

Total Investments in Securities 100.1%
(Cost $75,719)					$81,315

Other Assets Less Liabilities (0.1)%					(48)

Net Assets 100.0%					$81,267

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
	Z Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT INCOME 2020 FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(38)	$135	$42
Emerging Markets Bond Fund	(63)	(105)	101
Emerging Markets Discovery
Stock Fund	—	(2)	—
Emerging Markets Stock Fund	(32)	31	—
Equity Index 500 Fund	506	284	166
Floating Rate Fund	(8)	(24)	27
Growth Stock Fund	(23)	1,078	—
High Yield Fund	(23)	(64)	97
International Bond Fund (USD
Hedged)	(32)	104	53
International Stock Fund	(42)	59	—
International Value Equity Fund	(180)	(274)	—
Limited Duration Inflation
Focused Bond Fund	(49)	245	42
Mid-Cap Growth Fund	(17)	154	—
Mid-Cap Value Fund	(59)	(83)	—
New Horizons Fund	81	342	—
New Income Fund	(45)	249	236
Overseas Stock Fund	(101)	(116)	—
Real Assets Fund	(16)	(20)	—
Small-Cap Stock Fund	(21)	31	—
Small-Cap Value Fund	(34)	(90)	—
U. S. Large-Cap Core Fund	—	38	—
U. S. Treasury Long-Term Fund	235	110	19
Value Fund	(74)	(78)	—
U. S. Treasury Money Fund	—	—	4
Totals	$(35)#	$2,004	$787+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $787 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT INCOME 2020 FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Income 2020 Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.